Financial risk management - Credit risk (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Customer loans	€ 0.0	€ 0.0
Credit risk
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Maximum exposure to credit risk	€ 15.4	€ 17.7